Expense Example - Grayscale Bitcoin Adopters ETF [Default Label]	Apr. 23, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	$ 189